(6) CONSUMERS, CONCESSIONAIRES AND LICENSEES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current Assets [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	R$ 4,848,552	R$ 4,539,476
Allowance for doubtful accounts	(300,601)	(238,193)
Total	4,547,951	4,301,283
Current Assets [Member] | Billed [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	2,828,004	2,335,653
Current Assets [Member] | Unbilled [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	1,158,106	1,008,486
Current Assets [Member] | Financing of consumers' debts [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	224,903	206,937
Current Assets [Member] | CCEE transactions [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	175,176	413,067
Current Assets [Member] | Concessionaires and licensees [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	428,361	539,322
Current Assets [Member] | Others [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	34,002	36,011
Current Assets [Member] | Residential [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	1,459,186	1,113,604
Current Assets [Member] | Industrial [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	480,184	483,630
Current Assets [Member] | Commercial [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	466,483	382,470
Current Assets [Member] | Rural [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	123,392	98,663
Current Assets [Member] | Public administration [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	99,051	88,910
Current Assets [Member] | Public lighting [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	77,868	67,533
Current Assets [Member] | Public utilities [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	121,840	100,843
NonCurrent Assets [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent	752,795	265,221
Allowance for doubtful accounts	0	(28,683)
Total	752,795	236,539
NonCurrent Assets [Member] | Financing of consumers' debts [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent	196,635	217,944
NonCurrent Assets [Member] | CCEE transactions [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent	549,800	41,301
NonCurrent Assets [Member] | Free Energy [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent	6,360	R$ 5,976
Current [Member] | Current Assets [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	3,748,315
Current [Member] | Current Assets [Member] | Billed [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	1,794,579
Current [Member] | Current Assets [Member] | Unbilled [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	1,158,106
Current [Member] | Current Assets [Member] | Financing of consumers' debts [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	169,265
Current [Member] | Current Assets [Member] | CCEE transactions [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	170,793
Current [Member] | Current Assets [Member] | Concessionaires and licensees [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	421,571
Current [Member] | Current Assets [Member] | Others [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	34,001
Current [Member] | Current Assets [Member] | Residential [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	803,215
Current [Member] | Current Assets [Member] | Industrial [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	327,266
Current [Member] | Current Assets [Member] | Commercial [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	334,052
Current [Member] | Current Assets [Member] | Rural [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	90,955
Current [Member] | Current Assets [Member] | Public administration [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	77,064
Current [Member] | Current Assets [Member] | Public lighting [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	59,769
Current [Member] | Current Assets [Member] | Public utilities [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	102,258
Current [Member] | NonCurrent Assets [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent	434,546
Current [Member] | NonCurrent Assets [Member] | Financing of consumers' debts [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent	196,635
Current [Member] | NonCurrent Assets [Member] | CCEE transactions [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent	231,551
Current [Member] | NonCurrent Assets [Member] | Free Energy [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent	6,360
Past due until 90 days [Member] | Current Assets [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	869,867
Past due until 90 days [Member] | Current Assets [Member] | Billed [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	837,999
Past due until 90 days [Member] | Current Assets [Member] | Unbilled [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	0
Past due until 90 days [Member] | Current Assets [Member] | Financing of consumers' debts [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	28,913
Past due until 90 days [Member] | Current Assets [Member] | CCEE transactions [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	2,955
Past due until 90 days [Member] | Current Assets [Member] | Concessionaires and licensees [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	0
Past due until 90 days [Member] | Current Assets [Member] | Others [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	0
Past due until 90 days [Member] | Current Assets [Member] | Residential [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	584,688
Past due until 90 days [Member] | Current Assets [Member] | Industrial [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	84,260
Past due until 90 days [Member] | Current Assets [Member] | Commercial [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	101,357
Past due until 90 days [Member] | Current Assets [Member] | Rural [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	23,606
Past due until 90 days [Member] | Current Assets [Member] | Public administration [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	19,651
Past due until 90 days [Member] | Current Assets [Member] | Public lighting [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	9,906
Past due until 90 days [Member] | Current Assets [Member] | Public utilities [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	14,531
Past due until 90 days [Member] | NonCurrent Assets [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent	318,249
Past due until 90 days [Member] | NonCurrent Assets [Member] | Financing of consumers' debts [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent	0
Past due until 90 days [Member] | NonCurrent Assets [Member] | CCEE transactions [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent	318,249
Past due until 90 days [Member] | NonCurrent Assets [Member] | Free Energy [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent	0
Past due until > 90 days [Member] | Current Assets [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	230,369
Past due until > 90 days [Member] | Current Assets [Member] | Billed [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	195,426
Past due until > 90 days [Member] | Current Assets [Member] | Unbilled [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	0
Past due until > 90 days [Member] | Current Assets [Member] | Financing of consumers' debts [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	26,725
Past due until > 90 days [Member] | Current Assets [Member] | CCEE transactions [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	1,428
Past due until > 90 days [Member] | Current Assets [Member] | Concessionaires and licensees [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	6,790
Past due until > 90 days [Member] | Current Assets [Member] | Others [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	0
Past due until > 90 days [Member] | Current Assets [Member] | Residential [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	71,283
Past due until > 90 days [Member] | Current Assets [Member] | Industrial [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	68,658
Past due until > 90 days [Member] | Current Assets [Member] | Commercial [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	31,075
Past due until > 90 days [Member] | Current Assets [Member] | Rural [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	8,831
Past due until > 90 days [Member] | Current Assets [Member] | Public administration [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	2,336
Past due until > 90 days [Member] | Current Assets [Member] | Public lighting [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	8,192
Past due until > 90 days [Member] | Current Assets [Member] | Public utilities [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Current	5,051
Past due until > 90 days [Member] | NonCurrent Assets [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent	0
Past due until > 90 days [Member] | NonCurrent Assets [Member] | Financing of consumers' debts [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent	0
Past due until > 90 days [Member] | NonCurrent Assets [Member] | CCEE transactions [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent	0
Past due until > 90 days [Member] | NonCurrent Assets [Member] | Free Energy [Member]
DisclosureOfConsumersConcessionairesAndLicenseesLineItems [Line Items]
Noncurrent	R$ 0